Supplement to the
Fidelity® Agricultural Productivity Fund and Fidelity® Water Sustainability Fund
July 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Agricultural Productivity Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.11% B

Total annual operating expenses	0.95%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 97

3 years	$ 303

5 years	$ 525

10 years	$ 1,166

The following information replaces similar information for Fidelity® Water Sustainability Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.09% B

Total annual operating expenses	0.93%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 95

3 years	$ 296

5 years	$ 515

10 years	$ 1,143
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.88% for Fidelity® Agricultural Productivity Fund and 0.88% for Fidelity® Water Sustainability Fund. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
David Wagner no longer serves as Co‑Portfolio Manager of Fidelity® Agricultural Productivity Fund.
The following information supplements information for Fidelity® Agricultural Productivity Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Colin Anderson (Co‑Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
The following information supplements the biographical information for Fidelity® Agricultural Productivity Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Colin Anderson is Co‑Portfolio Manager of Fidelity® Agricultural Productivity Fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Calhoun has worked as a research associate, research analyst, and portfolio manager.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.

DAS‑DSW‑PSTK‑0324‑103 1.9905029.103	March 1, 2024

Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2023
As Revised November 8, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Capital & Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.28% C

Total annual operating expenses	0.94%

Fee waiver and/or expense reimbursement	0.01% D

Total annual operating expenses after fee waiver and/or expense reimbursement	0.93% C
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after fee waiver and/or expense reimbursements are 0.68%.
D The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. The Adviser has contractually agreed to reimburse the fund with respect to the portion of the fund’s assets invested in such BDC. This arrangement is in effect through August 31, 2024.

1 year	$ 95

3 years	$ 298

5 years	$ 519

10 years	$ 1,153

The following information replaces similar information for Fidelity® Focused High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.75%

Fee waiver and/or expense reimbursement	None C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 77

3 years	$ 240

5 years	$ 417

10 years	$ 930
The following information replaces similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.17% C

Total annual operating expenses	0.85% C
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.69%.

1 year	$ 87

3 years	$ 271

5 years	$ 471

10 years	$ 1,049
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.65% for Fidelity® Capital & Income Fund, 0.71% for Fidelity® Focused High Income Fund, and 0.67% for Fidelity® High Income Fund. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
Effective January 1, 2024, the following information supplements information for Fidelity® Focused High Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.

Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Jared Beckerman is Co‑Portfolio Manager of Fidelity® Focused High Income Fund and Fidelity® High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

CAI‑SPH‑PSTK‑0324‑133 1.710962.133	March 1, 2024

Supplement to the
Fidelity® Climate Action Fund
July 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.76% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.62% B

Total annual operating expenses	1.38%

Fee waiver and/or expense reimbursement	0.33% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 107

3 years	$ 387

5 years	$ 707

10 years	$ 1,614
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.87%. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Climate Action Fund	MSCI World Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

CLA‑PSTK‑0324‑101 1.9905037.101	March 1, 2024

Supplement to the
Fidelity® Climate Action Fund
Class A, Class M, Class C, Class I, and Class Z
July 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.79	% AB	0.76	% AB	0.79	% AB	0.71	% AB	0.63	% AB
Distribution and/or Service (12b‑1) fees	0.25%		0.50%		1.00%		None		None
Other expenses	0.62	% B	0.62	% B	0.62	% B	0.62	% B	0.62	% B

Total annual operating expenses	1.66%		1.88%		2.41%		1.33%		1.25%
Fee waiver and/or expense reimbursement	0.36	% C	0.33	% C	0.36	% C	0.28	% C	0.35	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%		1.55%		2.05%		1.05%		0.90%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.21% for Class M, 0.24% for Class C, 0.16% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps.

These arrangements will remain in effect through September 30, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$700	$700	$502	$502	$308	$208	$107	$107	$92	$92
3 years	$1,018	$1,018	$873	$873	$699	$699	$379	$379	$344	$344
5 years	$1,377	$1,377	$1,285	$1,285	$1,236	$1,236	$688	$688	$635	$635
10 years	$2,384	$2,384	$2,434	$2,434	$2,518	$2,518	$1,564	$1,564	$1,464	$1,464
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.87% for Class A, 0.84% for Class M, 0.87% for Class C, 0.79% for Class I, and 0.71% for Class Z. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Climate Action Fund, a class of shares of the fund that is not offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period began on July 1, 2021, and will eventually include 36 months. The performance adjustment took effect in June 2022.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ACLA‑PSTK‑0324‑101 1.9905038.101	March 1, 2024

Supplement to the
Fidelity® Global High Income Fund
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.80% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.28% B

Total annual operating expenses	1.08%

Fee waiver and/or expense reimbursement	0.28% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.80% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 82

3 years	$ 306

5 years	$ 559

10 years	$ 1,283
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.83%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

GHI‑PSTK‑0324‑108 1.962838.108	March 1, 2024

Supplement to the
Fidelity® Global High Income Fund and Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
As Revised November 8, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Global High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I
Management fee	0.84	% A, B	0.84	% A, B	0.84	% A, B	0.84	% A, B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None
Other expenses	0.28	% B	0.28	% B	0.28	% B	0.28	% B

Total annual operating expenses	1.37%		1.37%		2.12%		1.12%
Fee waiver and/or expense reimbursement	0.32	% C	0.32	% C	0.32	% C	0.32	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%		1.05%		1.80%		0.80%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.23% for Class I was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, and 0.80% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$503	$503	$503	$503	$283	$183	$82	$82
3 years	$776	$776	$776	$776	$622	$622	$313	$313
5 years	$1,080	$1,080	$1,080	$1,080	$1,099	$1,099	$575	$575
10 years	$1,944	$1,944	$1,944	$1,944	$2,226	$2,226	$1,324	$1,324
The following information replaces similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.71	% A, B	0.72	% A, B	0.72	% A, B	0.72	% A, B	0.61	% A, B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.01	% B	0.01	% B	0.01	% B	0.01	% B	0.01	% B
Acquired fund fees and expenses	0.17	% C	0.17	% C	0.17	% C	0.17	% C	0.17	% C

Total annual operating expenses	1.14	% C	1.15	% C	1.90	% C	0.90	% C	0.79	% C
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.22% for Class C, 0.23% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.98%, 0.99%, 1.74%, 0.74% and 0.63% for Class A, Class M, Class C, Class I and Class Z, respectively.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$512	$512	$513	$513	$293	$193	$92	$92	$81	$81
3 years	$748	$748	$751	$751	$597	$597	$287	$287	$252	$252
5 years	$1,003	$1,003	$1,008	$1,008	$1,026	$1,026	$498	$498	$439	$439
10 years	$1,731	$1,731	$1,742	$1,742	$2,024	$2,024	$1,108	$1,108	$978	$978
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

	Class A	Class M	Class C	Class I
Fidelity® Global High Income Fund	0.85%	0.85%	0.85%	0.85%

	Class A	Class M	Class C	Class I	Class Z
Fidelity® High Income Fund	0.71%	0.72%	0.74%	0.76%	0.61%
One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
Effective January 1, 2024, the following information supplements information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Jared Beckerman is Co‑Portfolio Manager of Fidelity® High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

AGHI‑PSTK‑0324‑122 1.928679.122	March 1, 2024

Supplement to the
Fidelity® Healthy Future Fund
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	1.56% B

Total annual operating expenses	2.40%

Fee waiver and/or expense reimbursement	1.35% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 107

3 years	$ 573

5 years	$ 1,115

10 years	$ 2,596

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.87%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

HWF-PSTK-0324-100 1.9911371.100	March 1, 2024

Supplement to the
Fidelity® Healthy Future Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.87	%A, B	0.87	%A, B	0.87	%A, B	0.85	%A, B	0.71	% A, B
Distribution and/or Service (12b‑1) fees	0.25%		0.50%		1.00%		None		None
Other expenses	1.56	% B	1.56	% B	1.56	% B	1.56	% B	1.56	% B

Total annual operating expenses	2.68%		2.93%		3.43%		2.41%		2.27%
Fee waiver and/or expense reimbursement	1.38	% C	1.38	% C	1.38	% C	1.36	% C	1.37	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%		1.55%		2.05%		1.05%		0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, 0.21% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$700	$700	$502	$502	$308	$208	$107	$107	$92	$92
3 years	$1,192	$1,192	$1,055	$1,055	$880	$880	$575	$575	$531	$531
5 years	$1,756	$1,756	$1,680	$1,680	$1,623	$1,623	$1,119	$1,119	$1,046	$1,046
10 years	$3,284	$3,284	$3,359	$3,359	$3,416	$3,416	$2,605	$2,605	$2,461	$2,461
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.87% for Class A, 0.87% for Class M, 0.87% for Class C, 0.85% for Class I, and 0.71% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AHWF-PSTK-0324-100 1.9911365.100	March 1, 2024

Supplement to the
Fidelity® SAI High Income Fund
June 29, 2023
As Revised November 8, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05%

Acquired fund fees and expenses	0.11% A,B

Total annual operating expenses	0.69% A,B
A Adjusted to reflect current fees.
B Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after fee waiver and/or expense reimbursements are 0.59%.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity® SAI High Income Fund	0.532%

Effective January 1, 2024, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Jared Beckerman is Co‑Portfolio Manager of Fidelity® SAI High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

SAH‑PSTK‑0324‑104 1.9904779.104	March 1, 2024

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.70	% A,B	0.72	% A,B	0.74	% A,B	0.67	% A,B	0.61	% A,B
Distribution and/or Service (12b‑1) fees	0.25%		0.25%		1.00%		None		None
Other expenses	0.05	% B	0.05	% B	0.05	% B	0.05	% B	0.05	% B

Total annual operating expenses	1.00%		1.02%		1.79%		0.72%		0.66%

Fee waiver and/or expense reimbursement	None C		0.02% C		0.04% C		None C		None C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%		1.00%		1.75%		0.72%		0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.20% for Class M, 0.22% for Class C, 0.15% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, and 0.66% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$498	$498	$498	$498	$278	$178	$74	$74	$67	$67
3 years	$706	$706	$709	$709	$558	$558	$230	$230	$211	$211
5 years	$930	$930	$938	$938	$965	$965	$401	$401	$368	$368
10 years	$1,576	$1,576	$1,596	$1,596	$1,893	$1,893	$894	$894	$822	$822
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.70% for Class A, 0.72% for Class M, 0.74% for Class C, 0.67% for Class I, and 0.61% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
Effective January 1, 2024, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Jared Beckerman is Co‑Portfolio Manager of Fidelity® Short Duration High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

ASDH‑PSTK‑0324‑119 1.9858207.119	March 1, 2024

Supplement to the
Fidelity® SAI Sustainable Future Fund, Fidelity® SAI Sustainable Sector Fund, and Fidelity® SAI Sustainable U.S. Equity Fund
July 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information for Fidelity® SAI Sustainable Future Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	2.88%

Total annual operating expenses	3.38% A

Fee waiver and/or expense reimbursement	2.78% B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 61

3 years	$ 685

5 years	$ 1,433

10 years	$ 3,410

The following information replaces similar information for Fidelity® SAI Sustainable Sector Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.40% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	1.51%

Total annual operating expenses	1.91% A,,B

Fee waiver and/or expense reimbursement	1.40% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.51% B
A Adjusted to reflect current fees.
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.50% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 52

3 years	$ 416

5 years	$ 855

10 years	$ 2,078

The following information replaces similar information Fidelity® SAI Sustainable U.S. Equity Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	2.50%

Total annual operating expenses	3.00% A

Fee waiver and/or expense reimbursement	2.40%B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.60% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 61

3 years	$ 619

5 years	$ 1,289

10 years	$ 3,085
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

The annual management fee rate for each fund, as a percentage of each fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate
Fidelity® SAI Sustainable Future Fund	0.498%
Fidelity® SAI Sustainable Sector Fund	0.398%
Fidelity® SAI Sustainable U.S. Equity Fund	0.498%

EFS‑PSTK‑0324‑100 1.9911706.100	March 1, 2024

Supplement to the
Fidelity® Sustainable U.S. Equity Fund
July 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.52% B

Total annual operating expenses	1.21%

Fee waiver and/or expense reimbursement	0.31% C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 92

3 years	$ 343

5 years	$ 625

10 years	$ 1,429
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72%. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Sustainable U.S. Equity Fund	Russell 3000® Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period began on July 1, 2021, and will eventually include 36 months. The performance adjustment took effect in June 2022.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SUS‑PSTK‑0324‑101 1.9905030.101	March 1, 2024

Supplement to the
Fidelity® Sustainable U.S. Equity Fund
Class A, Class M, Class C, Class I, and Class Z
July 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.72% A,B	0.72% A,B	0.72% A,B	0.65% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.52% B	0.52% B	0.52% B	0.52% B	0.52% B

Total annual operating expenses	1.49%	1.74%	2.24%	1.17%	1.08%

Fee waiver and/or expense reimbursement	0.34% C	0.34% C	0.34% C	0.27% C	0.33% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%	1.40%	1.90%	0.90%	0.75%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.17% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 77	$ 77

3 years	$ 976	$ 976	$ 836	$ 836	$ 656	$ 656	$ 335	$ 335	$ 299	$ 299

5 years	$ 1,300	$ 1,300	$ 1,219	$ 1,219	$ 1,158	$ 1,158	$ 608	$ 608	$ 552	$ 552

10 years	$ 2,215	$ 2,215	$ 2,293	$ 2,293	$ 2,349	$ 2,349	$ 1,388	$ 1,388	$ 1,277	$ 1,277
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.72% for Class M, 0.72% for Class C, 0.65% for Class I, and 0.56% for Class Z. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Sustainable U.S. Equity Fund	Russell 3000® Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Sustainable U.S. Equity Fund, a class of shares of the fund that is not offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period began on July 1, 2021, and will eventually include 36 months. The performance adjustment took effect in June 2022.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ASUS-PSTK-0324-101 1.9905031.101	March 1, 2024

Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.65%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
Effective January 1, 2024, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Jared Beckerman (Co‑Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Jared Beckerman is Co‑Portfolio Manager of Fidelity® Short Duration High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

SDH‑PSTK‑0324‑108 1.9585865.108	March 1, 2024

Supplement to the
Fidelity® U.S. Low Volatility Equity Fund
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.59% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.59%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

USL-PSTK-0324-100 1.9911374.100	March 1, 2024

Supplement to the
Fidelity® Women’s Leadership Fund
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.61% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.07% B

Total annual operating expenses	0.68%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72%. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Women’s Leadership Fund	Russell 3000® Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

WLF‑PSTK‑0324‑101 1.9905028.101	March 1, 2024

Supplement to the
Fidelity® Women’s Leadership Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.64% A,B	0.64% A,B	0.64% A,B	0.60% A,B	0.48% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.07% B	0.07% B	0.07% B	0.07% B	0.07% B

Total annual operating expenses	0.96%	1.21%	1.71%	0.67%	0.55%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.20% for Class I, and 0.08% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 667	$ 667	$ 469	$ 469	$ 274	$ 174	$ 68	$ 68	$ 56	$ 56

3 years	$ 863	$ 863	$ 721	$ 721	$ 539	$ 539	$ 214	$ 214	$ 176	$ 176

5 years	$ 1,075	$ 1,075	$ 992	$ 992	$ 928	$ 928	$ 373	$ 373	$ 307	$ 307

10 years	$ 1,685	$ 1,685	$ 1,765	$ 1,765	$ 1,821	$ 1,821	$ 835	$ 835	$ 689	$ 689

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.72% for Class M, 0.72% for Class C, 0.68% for Class I, and 0.56% for Class Z. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Women’s Leadership Fund	Russell 3000® Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Women’s Leadership Fund, a class of shares of the fund that is not offered through this prospectus.
To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AWLF-PSTK-0324-103 1.9898935.103	March 1, 2024

Supplement to the

Fidelity® Agricultural Productivity Fund and Fidelity® Water Sustainability Fund

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.900%
Next $400 billion	0.820%
Next $400 billion	0.770%
Over $1,200 billion	0.730%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Agricultural Productivity Fund	0.88%
Fidelity® Water Sustainability Fund	0.88%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to Fidelity® Water Sustainability Fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by Fidelity® Water Sustainability Fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

The following information supplements information for Fidelity® Water Sustainability Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Brian Aronson as of July 31, 2023:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$97	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Includes Fidelity® Water Sustainability Fund ($97 (in millions) assets managed).

As of July 31, 2023, the dollar range of shares of Fidelity® Water Sustainability Fund beneficially owned by Mr. Aronson was none.

DAS-DSW-SSTK-0324-101 1.9910815.101	March 1, 2024

Supplement to the

Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund, and Fidelity® High Income Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $30 billion	0.740%
Next $30 billion	0.680%
Next $30 billion	0.650%
Over $90 billion	0.620%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Capital & Income Fund	0.65%
Fidelity® Focused High Income Fund	0.71%
Fidelity® High Income Fund/Fidelity® High Income Fund	0.67%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

CAI-SPH-SSTK-0324-127 1.718858.127	March 1, 2024

Supplement to the

Fidelity® Climate Action Fund

Class A, Class M, Class C, Class I, and Class Z

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.920%	0.800%
Next $400 billion	0.860%	0.730%
Next $400 billion	0.830%	0.700%
Over $1,200 billion	0.810%	0.690%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Climate Action Fund/Class A	0.87%
Fidelity® Climate Action Fund/Class M	0.84%
Fidelity® Climate Action Fund/Class C	0.87%
Fidelity® Climate Action Fund/Class I	0.79%
Fidelity® Climate Action Fund/Class Z	0.71%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the Fidelity® Climate Action Fund, a class of shares of the fund not offered through this SAI. During the first twelve months of the performance period, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Climate Action Fund (A)	MSCI World Index

(A)

The performance period for the fund commenced on July 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for Fidelity® Climate Action Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Climate Action Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Climate Action Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for the MSCI World Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors.

Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

ACLA-SSTK-0324-100 1.9911363.100	March 1, 2024

Supplement to the

Fidelity® Climate Action Fund

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.900%
Next $400 billion	0.820%
Next $400 billion	0.770%
Over $1,200 billion	0.730%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Climate Action Fund/Fidelity® Climate Action Fund	0.87%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the class of shares offered through this SAI. During the first twelve months of the performance period, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Climate Action Fund (A)	MSCI World Index

(A)

The performance period for the fund commenced on July 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for Fidelity® Climate Action Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Climate Action Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for the MSCI World Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

CLA-SSTK-0324-100 1.9911369.100	March 1, 2024

Supplement to the

Fidelity® Global High Income Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $30 billion	0.830%
Next $30 billion	0.780%
Next $30 billion	0.750%
Over $90 billion	0.720%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Global High Income Fund/Fidelity® Global High Income Fund	0.83%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, the fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contract” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

GHI-SSTK-0324-109 1.932870.109	March 1, 2024

Supplement to the

Fidelity® Healthy Future Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.900%
Next $400 billion	0.820%
Next $400 billion	0.770%
Over $1,200 billion	0.730%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Healthy Future Fund/ Fidelity® Healthy Future Fund	0.87%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

HWF-SSTK-0324-100 1.9911372.100	March 1, 2024

Supplement to the

Fidelity® Global High Income Fund and Fidelity® High Income Fund

Class A, Class M, Class C, Class I, and Class Z

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For Fidelity® Global High Income Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate
First $30 billion	0.850%
Next $30 billion	0.830%
Next $30 billion	0.810%
Over $90 billion	0.790%

For Fidelity® High Income Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $30 billion	0.770%	0.670%
Next $30 billion	0.730%	0.620%
Next $30 billion	0.710%	0.590%
Over $90 billion	0.690%	0.570%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Global High Income Fund/Class A	0.85%
Fidelity® Global High Income Fund/Class M	0.85%
Fidelity® Global High Income Fund/Class C	0.85%
Fidelity® Global High Income Fund/Class I	0.85%
Fidelity® High Income Fund/Class A	0.71%
Fidelity® High Income Fund/Class M	0.72%
Fidelity® High Income Fund/Class C	0.74%
Fidelity® High Income Fund/Class I	0.76%
Fidelity® High Income Fund/Class Z	0.61%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Global High Income Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

AGHI-AGHII-SSTK-0324-111 1.932871.111	March 1, 2024

Supplement to the

Fidelity® Healthy Future Fund

Class A, Class M, Class C, Class I, and Class Z

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.920%	0.800%
Next $400 billion	0.860%	0.730%
Next $400 billion	0.830%	0.700%
Over $1,200 billion	0.810%	0.690%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Healthy Future Fund/Class A	0.87%
Fidelity® Healthy Future Fund/Class M	0.87%
Fidelity® Healthy Future Fund/Class C	0.87%
Fidelity® Healthy Future Fund/Class I	0.85%
Fidelity® Healthy Future Fund/Class Z	0.71%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment

Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

AHWF-SSTK-0324-100 1.9911366.100	March 1, 2024

Supplement to the

Fidelity® SAI High Income Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contract” section.

Management Fee.

For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.532% of the fund’s average net assets throughout the month.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

SAH-SSTK-0324-101 1.9904308.101	March 1, 2024

Supplement to the

Fidelity® SAI Sustainable Future Fund, Fidelity® SAI Sustainable Sector Fund, and Fidelity® SAI Sustainable U.S. Equity Fund

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate a lower flat rate management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management Fee.

For the services of FMR under the management contract, Fidelity® SAI Sustainable Future Fund, Fidelity® SAI Sustainable Sector Fund, and Fidelity® SAI Sustainable U.S. Equity Fund pay FMR a monthly management fee at the annual rate of 0.498%, 0.398%, and 0.498%, respectively, of each fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to each fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by a fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund

Fidelity Sustainable US Equity Fund

Fidelity Sustainable US Equity ETF

Fidelity Sustainable Emerging Markets Equity Fund

Fidelity Sustainable International Equity Fund

Fidelity Sustainable High Yield ETF

Fidelity Sustainable Core Plus Bond Fund

Fidelity Sustainable Core Plus Bond ETF

Fidelity Sustainable Intermediate Municipal Income Fund

Fidelity Sustainable Low Duration Bond Fund

Fidelity Sustainable Low Duration Bond ETF

Fidelity Environment & Alternative Energy Fund

Fidelity Women’s Leadership Fund

Fidelity Women’s Leadership ETF

Fidelity Water Sustainability Fund

Fidelity Climate Action Fund

Fidelity Environmental Bond Fund

Fidelity Healthy Future Fund

Fidelity SAI Sustainable US Equity Fund

Fidelity SAI Sustainable Future Fund

Fidelity SAI Sustainable Sector Fund

Fidelity SAI Sustainable Emerging Markets Equity Fund

Fidelity SAI Sustainable International Equity Fund

Fidelity SAI Sustainable Low Duration Income Fund

Fidelity SAI Sustainable Core Plus Bond Fund

Fidelity SAI Sustainable Municipal Income Fund

Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

Fidelity Series Sustainable US Market Fund

Fidelity Series Sustainable Non-US Developed Markets Fund

Fidelity Series Sustainable Emerging Markets Fund

Fidelity Series Sustainable Investment-Grade Bond Fund

EFS-SSTK-0324-100 1.9911707.100	March 1, 2024

Supplement to the

Fidelity® Series Sustainable U.S. Market Fund

May 10, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

SUQ-SSTK-0324-100 1.991171.100	March 1, 2024

Supplement to the

Fidelity® Sustainable U.S. Equity Fund

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Sustainable U.S. Equity Fund/Fidelity® Sustainable U.S. Equity Fund	0.72%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the class of shares offered through this SAI. During the first twelve months of the performance period, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Sustainable U.S. Equity Fund (A)	Russell 3000® Index

(A)

The performance period for the fund commenced on July 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for Fidelity® Sustainable U.S. Equity Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Sustainable U.S. Equity Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund

Fidelity Sustainable US Equity Fund

Fidelity Sustainable US Equity ETF

Fidelity Sustainable Emerging Markets Equity Fund

Fidelity Sustainable International Equity Fund

Fidelity Sustainable High Yield ETF

Fidelity Sustainable Core Plus Bond Fund

Fidelity Sustainable Core Plus Bond ETF

Fidelity Sustainable Intermediate Municipal Income Fund

Fidelity Sustainable Low Duration Bond Fund

Fidelity Sustainable Low Duration Bond ETF

Fidelity Environment & Alternative Energy Fund

Fidelity Women’s Leadership Fund

Fidelity Women’s Leadership ETF

Fidelity Water Sustainability Fund

Fidelity Climate Action Fund

Fidelity Environmental Bond Fund

Fidelity Healthy Future Fund

Fidelity SAI Sustainable US Equity Fund

Fidelity SAI Sustainable Future Fund

Fidelity SAI Sustainable Sector Fund

Fidelity SAI Sustainable Emerging Markets Equity Fund

Fidelity SAI Sustainable International Equity Fund

Fidelity SAI Sustainable Low Duration Income Fund

Fidelity SAI Sustainable Core Plus Bond Fund

Fidelity SAI Sustainable Municipal Income Fund

Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

Fidelity Series Sustainable US Market Fund

Fidelity Series Sustainable Non-US Developed Markets Fund

Fidelity Series Sustainable Emerging Markets Fund

Fidelity Series Sustainable Investment-Grade Bond Fund

SUS-SSTK-0324-101 1.9905032.101	March 1, 2024

Supplement to the

Fidelity® Sustainable U.S. Equity Fund

Class A, Class M, Class C, Class I, and Class Z

July 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for a fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity Advisor® Sustainable U.S. Equity Fund/Class A	0.72%
Fidelity Advisor® Sustainable U.S. Equity Fund/Class M	0.72%
Fidelity Advisor® Sustainable U.S. Equity Fund/Class C	0.72%
Fidelity Advisor® Sustainable U.S. Equity Fund/Class I	0.65%
Fidelity Advisor® Sustainable U.S. Equity Fund/Class Z	0.56%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period commenced with the first day of the first full month following the commencement of operations of the Fidelity® Sustainable U.S. Equity Fund, a class of shares of the fund not offered through this SAI. During the first twelve months of the performance period, there will be no performance adjustment. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Sustainable U.S. Equity Fund (A)	Russell 3000® Index

(A)

The performance period for the fund commenced on July 1, 2021. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

If the Trustees determine that another index is appropriate for Fidelity® Sustainable U.S. Equity Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Sustainable U.S. Equity Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Sustainable U.S. Equity Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries. FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund

Fidelity Sustainable US Equity Fund

Fidelity Sustainable US Equity ETF

Fidelity Sustainable Emerging Markets Equity Fund

Fidelity Sustainable International Equity Fund

Fidelity Sustainable High Yield ETF

Fidelity Sustainable Core Plus Bond Fund

Fidelity Sustainable Core Plus Bond ETF

Fidelity Sustainable Intermediate Municipal Income Fund

Fidelity Sustainable Low Duration Bond Fund

Fidelity Sustainable Low Duration Bond ETF

Fidelity Environment & Alternative Energy Fund

Fidelity Women’s Leadership Fund

Fidelity Women’s Leadership ETF

Fidelity Water Sustainability Fund

Fidelity Climate Action Fund

Fidelity Environmental Bond Fund

Fidelity Healthy Future Fund

Fidelity SAI Sustainable US Equity Fund

Fidelity SAI Sustainable Future Fund

Fidelity SAI Sustainable Sector Fund

Fidelity SAI Sustainable Emerging Markets Equity Fund

Fidelity SAI Sustainable International Equity Fund

Fidelity SAI Sustainable Low Duration Income Fund

Fidelity SAI Sustainable Core Plus Bond Fund

Fidelity SAI Sustainable Municipal Income Fund

Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

Fidelity Series Sustainable US Market Fund

Fidelity Series Sustainable Non-US Developed Markets Fund

Fidelity Series Sustainable Emerging Markets Fund

Fidelity Series Sustainable Investment-Grade Bond Fund

ASUS-SSTK-0324-101 1.9905033.101	March 1, 2024

Supplement to the

Fidelity® Short Duration High Income Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $30 billion	0.740%
Next $30 billion	0.680%
Next $30 billion	0.650%
Over $90 billion	0.620%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Short Duration High Income Fund/Fidelity® Short Duration High Income Fund	0.65%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, the fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

SDH-SSTK-0324-101 1.9881013.101	March 1, 2024

Supplement to the

Fidelity® Short Duration High Income Fund

Class A, Class M, Class C, Class I, and Class Z

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $30 billion	0.770%	0.670%
Next $30 billion	0.730%	0.620%
Next $30 billion	0.710%	0.590%
Over $90 billion	0.690%	0.570%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for a fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity Advisor® Short Duration High Income Fund/Class A	0.70%
Fidelity Advisor® Short Duration High Income Fund/Class M	0.72%
Fidelity Advisor® Short Duration High Income Fund/Class C	0.74%
Fidelity Advisor® Short Duration High Income Fund/Class I	0.67%
Fidelity Advisor® Short Duration High Income Fund/Class Z	0.61%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries. FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

ASDH-ASDHI-SSTK-0324-103 1.9865336.103	March 1, 2024

Supplement to the

Fidelity® U.S. Low Volatility Equity Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.650%
Next $400 billion	0.570%
Next $400 billion	0.520%
Over $1,200 billion	0.490%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® U.S. Low Volatility Equity Fund	0.59%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

USL-SSTK-0324-100 1.9911375.100	March 1, 2024

Supplement to the

Fidelity® Women’s Leadership Fund

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Women’s Leadership Fund/Fidelity® Women’s Leadership Fund	0.72%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Women’s Leadership Fund	Russell 3000® Index

If the Trustees determine that another index is appropriate for Fidelity® Women’s Leadership Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of the class of shares offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Women’s Leadership Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

WLF-SSTK-0324-101 1.9896338.101	March 1, 2024

Supplement to the

Fidelity® Women’s Leadership Fund

Class A, Class M, Class C, Class I, and Class Z

June 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Women’s Leadership Fund/Class A	0.72%
Fidelity® Women’s Leadership Fund/Class M	0.72%
Fidelity® Women’s Leadership Fund/Class C	0.72%
Fidelity® Women’s Leadership Fund/Class I	0.68%
Fidelity® Women’s Leadership Fund/Class Z	0.56%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Women’s Leadership Fund	Russell 3000® Index

If the Trustees determine that another index is appropriate for Fidelity® Women’s Leadership Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Women’s Leadership Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Women’s Leadership Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.01%. The maximum annualized performance adjustment rate is ±0.10% of the fund’s average net assets over the performance period. One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries. FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

AWLF-SSTK-0324-101 1.9896337.101	March 1, 2024